Net Interest Income and Average Balance Sheet and Interest Rates - Net interest income (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Calculated using the effective interest rate method
Cash and balances with central banks	$ 4,277	$ 683	$ 30
Collateral paid	581	68	16
Investment securities	2,037	1,126	1,200
Loans	35,582	21,096	20,756
Other financial assets	38	2	2
Assets held for sale		6	128
Total interest income calculated using the effective interest rate method	42,515	22,981	22,132
Other
Net ineffectiveness on qualifying hedges	94	(77)	(46)
Trading securities and financial assets measured at FVIS	1,143	347	192
Total other	1,237	270	146
Total interest income	43,752	23,251	22,278
Calculated using the effective interest rate method
Collateral received	(327)	(64)	(4)
Deposits and other borrowings	(14,993)	(2,810)	(1,801)
Debt issues	(4,667)	(2,257)	(1,861)
Loan capital	(1,448)	(1,026)	(849)
Other financial liabilities	(516)	(162)	(112)
Liabilities held for sale			(11)
Total interest expense calculated using the effective interest rate method	(21,951)	(6,319)	(4,638)
Other
Deposits and other borrowings	(1,925)	(399)	(67)
Trading liabilities	(653)	1,169	(122)
Debt issues	(494)	(93)	(64)
Bank levy	(332)	(340)	(392)
Other interest expense	(80)	(108)	(136)
Liabilities held for sale			(1)
Total other	(3,484)	229	(782)
Total interest expense	(25,435)	(6,090)	(5,420)
Net interest income	18,317	17,161	16,858
Reduction in interest income related to compliance, regulation and remediation costs	57
Addition to interest income related to compliance, regulation and remediation costs		1	$ 106
Parent Entity
Calculated using the effective interest rate method
Cash and balances with central banks	3,785	534
Collateral paid	578	67
Investment securities	1,846	1,002
Loans	30,518	17,853
Other financial assets	37	2
Due from subsidiaries	2,145	797
Assets held for sale		6
Total interest income calculated using the effective interest rate method	38,909	20,261
Other
Net ineffectiveness on qualifying hedges	94	(80)
Trading securities and financial assets measured at FVIS	1,044	317
Due from subsidiaries	(146)	115
Total other	992	352
Total interest income	39,901	20,613
Calculated using the effective interest rate method
Collateral received	(319)	(64)
Deposits and other borrowings	(12,666)	(2,097)
Debt issues	(4,221)	(2,028)
Due to subsidiaries	(2,802)	(1,389)
Loan capital	(1,408)	(1,025)
Other financial liabilities	(302)	(124)
Total interest expense calculated using the effective interest rate method	(21,718)	(6,727)
Other
Deposits and other borrowings	(1,789)	(345)
Trading liabilities	(671)	1,177
Debt issues	(338)	(57)
Bank levy	(332)	(340)
Due to subsidiaries	131	93
Other interest expense	(69)	(97)
Total other	(3,068)	431
Total interest expense	(24,786)	(6,296)
Net interest income	15,115	14,317
Reduction in interest income related to compliance, regulation and remediation costs	$ 67
Addition to interest income related to compliance, regulation and remediation costs		$ 7